Business Activities and Related Party Transactions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Related Party Transaction [Line Items]
Accounts receivable, related party	$ 9.5	$ 10.1
Kinder Morgan Energy Partners, L.P. [Member]
Related Party Transaction [Line Items]
Reimbursable expenses incurred on behalf of related party	278.3	289.6	273.2
Affiliate [Member]
Related Party Transaction [Line Items]
Payroll expenses of affiliate reimbursed by KMP	$ 388.7	$ 383.4	$ 344.6